Financing receivables, net (Tables)	12 Months Ended
Dec. 31, 2025
Financing receivables, net
Schedule of allowance for credit losses on financing receivables (micro-credit personal loans only)

	For the year ended December 31,
	2024	2025
	US$	US$

Balance at the beginning of the year	(18,213)	—
Addition for the year, net	—	—
Disposal of a subsidiary	18,213	—

Balance at the end of the year	—	—